Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 08/15/23	$1,219	$1,291,653
2.50%, 01/31/24	12,333	13,187,157
2.50%, 02/15/46	4,943	5,671,393
2.50%, 05/15/46	167,898	192,689,189
2.63%, 02/28/23	22,358	23,514,328
2.63%, 06/30/23	44,042	46,679,359
2.63%, 12/31/23	77,772	83,304,141
2.63%, 02/15/29	13,960	15,845,372
2.75%, 08/31/23	20,011	21,348,454
2.75%, 02/15/24	163	175,151
2.75%, 06/30/25	90,294	99,774,870
2.75%, 02/15/28	330,091	375,207,736
2.75%, 11/15/42	77,402	92,492,845
2.75%, 08/15/47	2,692	3,239,683
2.75%, 11/15/47	1,060	1,276,969
2.88%, 10/31/23	13,910	14,942,932
2.88%, 11/30/23	64,344	69,255,257
2.88%, 04/30/25	60,541	67,033,157
2.88%, 05/31/25	180,044	199,680,049
2.88%, 11/30/25	22,029	24,624,292
2.88%, 05/15/28	26,162	30,023,731
2.88%, 08/15/28	80,873	93,014,003
2.88%, 05/15/43	26,972	32,889,104
2.88%, 08/15/45	59,718	73,082,480
2.88%, 11/15/46	227,244	279,013,024
2.88%, 05/15/49	20,158	24,978,597
3.00%, 10/31/25	17,782	19,958,211
3.00%, 11/15/44	6,309	7,863,331
3.00%, 02/15/48	214,648	270,573,867
3.00%, 08/15/48	107,397	135,605,493
3.00%, 02/15/49	13,381	16,940,555
3.13%, 11/15/28	64,560	75,603,291
3.13%, 11/15/41	122,009	154,145,854
3.13%, 02/15/43	58,601	74,216,871
3.13%, 08/15/44	1,095	1,391,674
3.13%, 05/15/48	88,104	113,564,680
3.38%, 05/15/44	36,582	48,241,853
3.63%, 08/15/43	2,345	3,197,444
3.75%, 08/15/41	15,654	21,507,128
3.75%, 11/15/43	284,235	394,852,933

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.88%, 08/15/40	$22,850	$31,714,193
4.25%, 05/15/39	98,024	141,273,261
4.25%, 11/15/40	29,909	43,508,248
4.38%, 11/15/39	5	6,603
4.38%, 05/15/40	9,656	14,206,013
4.50%, 02/15/36(a)	3,451	4,941,813
4.50%, 05/15/38	39	57,680
4.75%, 02/15/37	4	5,939
5.50%, 08/15/28	11,405	15,325,023
6.25%, 05/15/30	4	5,881
7.13%, 02/15/23	144,081	164,708,335
U.S. Treasury STRIPS Coupon
0.00%, 08/15/25(b)	46	45,086
0.00%, 05/15/26(b)	5,798	5,624,206
0.00%, 11/15/26(b)	10,242	9,850,661
0.00%, 02/15/27(b)	4,672	4,474,658
		14,710,044,349
Total U.S. Government Obligations — 98.7%
(Cost: $14,518,846,556)		14,710,044,349

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	296,186	296,186,029

Total Short-Term Investments — 2.0%
(Cost: $296,186,029)		296,186,029

Total Investments in Securities — 100.7%
(Cost: $14,815,032,585)		15,006,230,378

Other Assets, Less Liabilities — (0.7)%		(111,064,854)

Net Assets — 100.0%		$14,895,165,524

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$516,571,506	$—	$(220,385,477	)(a)	$—	$—	$296,186,029	296,186	$96,079	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)	iShares® U.S. Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Note/Bond
0.13%, 04/30/22	$140	$140,038
0.13%, 07/31/22	2,660	2,660,935
0.13%, 08/31/22	53,590	53,608,840
0.13%, 09/30/22	154,739	154,775,268
0.13%, 10/31/22	147,548	147,582,582
0.13%, 11/30/22	3,955	3,956,236
0.13%, 12/31/22	72,015	72,029,065
0.13%, 01/31/23	41,385	41,394,700
0.13%, 05/15/23	36,273	36,265,915
0.13%, 07/15/23	51,000	50,980,078
0.13%, 08/15/23	24,930	24,916,366
0.13%, 09/15/23	61,954	61,908,018
0.13%, 10/15/23	106,123	106,027,655
0.13%, 12/15/23	60	59,920
0.13%, 01/15/24	129,409	129,227,019
0.25%, 04/15/23	145,505	145,885,814
0.25%, 11/15/23	7,436	7,454,210
0.25%, 07/31/25	10,245	10,192,574
0.25%, 08/31/25	6,482	6,445,286
0.25%, 10/31/25	288,134	286,119,312
0.38%, 03/31/22	49,471	49,632,925
0.38%, 11/30/25	173,322	173,050,985
0.38%, 12/31/25	38	37,917
0.38%, 01/31/26	35,285	35,185,761
0.38%, 09/30/27	5,080	4,968,677
0.50%, 04/30/27	33,710	33,422,938
0.50%, 06/30/27	5,536	5,476,964
0.50%, 08/31/27	1,475	1,456,554
0.50%, 10/31/27	4,766	4,694,696
0.63%, 11/30/27	40,836	40,516,969
0.63%, 12/31/27(a)	31,645	31,373,051
0.63%, 08/15/30	403,338	387,456,566
0.75%, 01/31/28	43,000	42,952,969
0.88%, 11/15/30(a)	91,232	89,521,400
1.13%, 02/28/25	67,844	70,080,732
1.13%, 02/28/27	1,779	1,833,690
1.13%, 05/15/40	193,415	176,974,725
1.13%, 08/15/40	219,111	199,836,444
1.25%, 08/31/24	228,280	236,394,642
1.25%, 05/15/50	156	135,013
1.38%, 01/31/22	2,635	2,668,967
1.38%, 10/15/22	45,816	46,794,959
1.38%, 02/15/23	10,986	11,264,941
1.38%, 06/30/23	127,702	131,483,177
1.38%, 08/31/23	1,296	1,336,854
1.38%, 11/15/40	51,092	48,681,096
1.38%, 08/15/50	81,236	72,591,982
1.50%, 02/28/23	87,968	90,459,281
1.50%, 10/31/24	75,070	78,506,798
1.50%, 08/15/26	5,517	5,809,865
1.50%, 02/15/30	1,666	1,737,455
1.63%, 08/15/22	500	511,758
1.63%, 08/31/22	4,000	4,095,156
1.63%, 11/15/22	90,204	92,624,709
1.63%, 04/30/23	1,067	1,102,553
1.63%, 05/31/23	57,972	59,969,316
1.63%, 02/15/26	101,370	107,345,286

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 05/15/26	$331,060	$350,768,416
1.63%, 11/30/26	2,990	3,170,802
1.63%, 08/15/29	2,240	2,365,647
1.63%, 11/15/50	441,597	419,793,433
1.75%, 02/28/22	275,794	280,706,581
1.75%, 05/31/22	1,000	1,021,797
1.75%, 06/30/22	1,272	1,301,465
1.75%, 07/15/22	61,452	62,916,286
1.75%, 09/30/22	28,470	29,244,234
1.75%, 01/31/23	98,924	102,135,166
1.75%, 05/15/23	984	1,020,131
1.75%, 11/15/29	2	1,600
1.88%, 01/31/22	631	642,166
1.88%, 02/28/22	55,850	56,927,731
1.88%, 03/31/22	49,802	50,825,276
1.88%, 04/30/22	198,963	203,346,404
1.88%, 05/31/22	3,000	3,070,430
1.88%, 07/31/22	74,549	76,520,471
1.88%, 08/31/22	311,361	320,008,155
1.88%, 09/30/22	333,694	343,444,122
1.88%, 10/31/22	27,489	28,331,924
1.88%, 08/31/24	1	1,058
1.88%, 07/31/26	5,587	5,998,823
2.00%, 12/31/21	136	138,380
2.00%, 07/31/22	1,000	1,028,242
2.00%, 10/31/22	44,067	45,511,227
2.00%, 11/30/22	5,774	5,972,256
2.00%, 04/30/24	18,586	19,662,152
2.00%, 05/31/24	23,227	24,599,752
2.00%, 02/15/25	295,060	315,172,488
2.00%, 08/15/25	297,027	318,944,236
2.00%, 11/15/26	183,832	198,847,341
2.00%, 02/15/50	11,370	11,823,496
2.13%, 08/15/21	4	4,044
2.13%, 12/31/21	329	335,003
2.13%, 05/15/22	41,989	43,076,450
2.13%, 06/30/22	175,946	180,956,337
2.13%, 12/31/22	115,522	119,940,333
2.13%, 11/30/23	107,091	113,039,571
2.13%, 02/29/24	39,930	42,297,724
2.13%, 09/30/24	21,972	23,464,551
2.13%, 05/15/25	198,795	213,945,784
2.25%, 04/15/22	196,232	201,306,438
2.25%, 12/31/23	901	955,412
2.25%, 01/31/24	4,009	4,256,587
2.25%, 10/31/24	77,228	82,923,565
2.25%, 11/15/24	373,804	401,605,565
2.25%, 11/15/25	106,830	116,194,426
2.25%, 02/15/27	296,966	326,001,497
2.25%, 08/15/27	375,669	413,456,019
2.25%, 11/15/27	177,525	195,444,480
2.25%, 08/15/49	51,595	56,603,672
2.38%, 02/29/24	1,290	1,376,269
2.38%, 08/15/24	655,742	705,255,835
2.38%, 05/15/27	247,249	273,809,506
2.38%, 05/15/29	16,552	18,480,138
2.38%, 11/15/49	40,767	45,918,611
2.50%, 01/15/22	2,066	2,113,211
2.50%, 02/15/22	440,940	451,963,500
2.50%, 03/31/23	46,416	48,794,820

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$14,710,044,349	$—	$14,710,044,349
Money Market Funds	296,186,029	—	—	296,186,029
	$296,186,029	$14,710,044,349	$—	$15,006,230,378

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

3